DERIVATIVE LIABILITES (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Derivatives Warrants Liabilites [Line Items]
Derivative warrant instruments	$ 0
Initial valuation of derivative liabilities upon issuance of new warrants during the period	449,624	0
Increase in fair value of derivative liability	3,388,014
Exercise of warrants	0
Derivative warrant instruments	$ 3,837,638